Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000115777 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000115777 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115777 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115777 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115777 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115777 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115777 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115777 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115777 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115777 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115777 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	89.30%
C000115777 | Cash & Equivalent38143H407
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115777 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	10.10%
C000115777 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115777 | SPX P6400_20260223_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115777 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000115778 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000115778 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115778 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115778 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115778 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115778 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115778 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115778 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115778 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115778 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115778 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	89.30%
C000115778 | Cash & Equivalent38143H407
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115778 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	10.10%
C000115778 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115778 | SPX P6400_20260223_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115778 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000115779 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000115779 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115779 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115779 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115779 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115779 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115779 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115779 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115779 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115779 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115779 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	89.30%
C000115779 | Cash & Equivalent38143H407
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115779 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	10.10%
C000115779 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115779 | SPX P6400_20260223_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115779 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000205842 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000205842 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205842 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205842 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205842 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205842 | SPX P6500_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205842 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205842 | SPX P6300_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205842 | SPX P6400_20260223_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000205842 | SPX C8500_20271220_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000205842 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	86.20%
C000205842 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	11.60%
C000205842 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205842 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205842 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205842 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000205843 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000205843 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205843 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205843 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205843 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205843 | SPX P6500_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205843 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205843 | SPX P6300_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205843 | SPX P6400_20260223_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000205843 | SPX C8500_20271220_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000205843 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	86.20%
C000205843 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	11.60%
C000205843 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205843 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205843 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205843 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000205844 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000205844 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205844 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205844 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205844 | 31846V336 | First American Government Obligations Fund, Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205844 | SPX P6500_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205844 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205844 | SPX P6300_20260223_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205844 | SPX P6400_20260223_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000205844 | SPX C8500_20271220_S_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000205844 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	86.20%
C000205844 | Index OptionSPX P6300_20260223_L_GS
Holdings [Line Items]
Percent of Total Investments	11.60%
C000205844 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205844 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205844 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205844 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%